            As filed with the U.S. Securities and Exchange Commission
                              on February 17, 1999




                        Securities Act File No. 33-58125

                    Investment Company Act File No. 811-07261



                     U.S. SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [x]

                          Pre-Effective Amendment No.                        [ ]


                        Post-Effective Amendment No. 7                       [x]


                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [x]


                                Amendment No. 8                              [x]


                        (Check appropriate box or boxes)



                              Warburg, Pincus Trust
               (Exact Name of Registrant as Specified in Charter)

466 Lexington Avenue
New York, New York                                                    10017-3147
(Address of Principal Executive Offices)                              (Zip Code)

Registrant's Telephone Number, including Area Code:               (212) 878-0600


                                Janna Manes, Esq.
                              Warburg, Pincus Trust
                              466 Lexington Avenue
                          New York, New York 10017-3147
                     (Name and Address of Agent for Service)


                                    Copy to:

                             Rose F. DiMartino, Esq.
                            Willkie Farr & Gallagher
                               787 Seventh Avenue
                          New York, New York 10019-6099

Approximate Date of Proposed Public Offering: March 24, 1999


It is proposed that this filing will become effective (check appropriate box):

      [ ]   immediately upon filing pursuant to paragraph (b)


      [x]   on March 24, 1999 pursuant to paragraph (b)


      [ ]   60 days after filing pursuant to paragraph (a)(1)

      [ ]   on [date] pursuant to paragraph (a)(1)

      [ ]   75 days after filing pursuant to paragraph (a)(2)


      [ ]   on [date] pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

[x] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     The Prospectus and Statement of Additional Information for the Emerging Growth Portfolio of the Trust are incorporated by reference to Post-Effective Amendment No. 6 filed on November 25, 1998. Registrant's Prospectuses and combined Statement of Additional Information for the other Portfolios of the Trust are incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on April 7, 1998.

                                     PART C


                                OTHER INFORMATION


Item 23. Exhibits



Exhibit No.       Description of Exhibit
-----------       ----------------------



   a(1)           Declaration of Trust.(1)



    (2)           Amendment to Declaration of Trust.(2)



    (3) Designation of Series relating to addition of Post-Venture Capital and Emerging Markets Portfolios.(3)



    (4) Designation of Series relating to addition of Growth & Income Portfolio.(4)



    (5) Designation of Series relating to addition of Emerging Growth Portfolio.(5)



   b(1)           By-Laws.(1)



    (2)           Amendment to By-Laws.(6)


----------
(1) Incorporated by reference to Registrant's Registration Statement on Form N-1A filed with the Commission on March 17, 1995.

(2) Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 14, 1995.

(3) Incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A, filed with the Commission on April 18, 1996.

(4) Incorporated by reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A, filed with the Commission on August 11, 1997.

(5) Incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A, filed with the Commission on November 25, 1998.

(6) Incorporated by reference; material provisions of this exhibit are substantially similar to those of the corresponding exhibit to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A of Warburg, Pincus Capital Appreciation Fund filed on February 23, 1998.

Exhibit No.       Description of Exhibit
-----------       ----------------------



     c            Form of Share Certificate.(2)



   d(1) Forms of Investment Advisory Agreements pertaining to the International Equity and Small Company Growth Portfolios.(2)



    (2) Forms of Investment Advisory Agreements pertaining to the Post-Venture Capital and Emerging Markets Portfolios.(3)



    (3) Form of Sub-Investment Advisory Agreement pertaining to the Post-Venture Capital Portfolio.(3)



    (4) Form of Investment Advisory Agreement pertaining to the Growth & Income Portfolio.(4)



    (5) Form of Investment Advisory Agreement pertaining to the Emerging Growth Portfolio.(5)



   e(1)           Form of Distribution Agreement.(2.)



    (2) Form of Letter Agreement pertaining to inclusion of the Growth & Income Portfolio to the existing Distribution Agreement.(4)



    (3) Form of Letter Agreement pertaining to inclusion of the Emerging Growth Portfolio to the existing Distribution Agreement.(5)



     f            Not applicable



   g(1)           Form of Custodian Agreement with PNC Bank, National
                  Association.(2.)



    (2)           Form of Custodian Agreement with State Street Bank and Trust
                  Company.(7)


----------
         (Securities Act File No. 33-12344; Investment Company Act File No. 811-5041).

(7) Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit to the Registration Statement on Form N-14 of Warburg, Pincus Major Foreign Markets Fund, Inc. (formerly known as Warburg, Pincus Managed EAFE(R) Countries Fund, Inc.) on November 5, 1997 (Securities Act File No. 333-39611).

Exhibit No.       Description of Exhibit
-----------       ----------------------



    (3) Form of Custodian Services Agreement with PNC Bank, National Association and the Growth & Income Portfolio.(4)



    (4) Form of Custodian Services Agreement with PNC Bank, National Association and the Emerging Growth Portfolio.(5)



   h(1)           Form of Transfer Agency Agreement.(2)



    (2) Form of Co-Administration Agreement with Counsellors Funds Service, Inc.(2)



    (3)           Form of Co-Administration Agreement with PFPC Inc.(2)



    (4)           Form of Letter Agreement between Registrant and PFPC Inc.
                  pertaining to inclusion of the Post-Venture Capital and Emerging Markets Portfolios to the existing Co-Administration Agreement.(3)



    (5)           Form of Participation Agreement.(2)



    (6) Form of Co-Administration Agreement between Registrant and PFPC Inc. pertaining to inclusion of the Growth & Income Portfolio.(4)



    (7) Form of Co-Administration Agreement between Registrant and Counsellors Funds Service, Inc. pertaining to inclusion of the Growth & Income Portfolio.(4)



    (8) Form of Letter Agreement between Registrant and State Street pertaining to the inclusion of the Growth & Income Portfolio under the Transfer Agency and Service Agreement.(4)



    (9)           Form of Letter Agreement between Registrant and PFPC Inc.
                  pertaining to inclusion of the Emerging Growth Portfolio under the existing Co-Administration Agreement.(5)

Exhibit No.       Description of Exhibit
-----------       ----------------------



   (10) Form of Letter Agreement between Registrant and State Street pertaining to the inclusion of the Emerging Growth Portfolio under the Transfer Agency and Service Agreement.(5)



   i(1) Opinion and Consent of Willkie Farr & Gallagher, counsel to the Trust.(8)



    (2)           Opinion of Sullivan & Worcester LLP.(5)



     j Consent of PricewaterhouseCoopers LLP, independent accountants.(8)



   l(1) Purchase Agreement pertaining to the International Equity and Small Company Growth Portfolios.(2)



    (2) Form of Purchase Agreement pertaining to the Post-Venture Capital and Emerging Markets Portfolios.(3)



    (3)           Form of Purchase Agreement pertaining to the Growth & Income
                  Portfolio.(4)



    (4)           Form of Purchase Agreement pertaining to the Emerging Growth
                  Portfolio.(5)



     m            Not applicable



     n            Financial Data Schedules.(8)



     o            Not applicable.




Item 24. Persons Controlled by or Under Common Control with Registrant



            From time to time, Warburg Pincus Asset Management, Inc. ("Warburg"), Registrant's investment adviser, may be deemed to control Registrant and other registered investment companies it advises through its beneficial ownership of more than 25% of the relevant fund's shares on behalf of discretionary advisory clients. Warburg has seven wholly-owned subsidiaries:
Counsellors Securities Inc., a New York corporation; Counsellors Funds Service, Inc., a Delaware corporation; Counsellors Agency Inc., a New York corporation; Warburg, Pincus Investments


----------
(8)      To be filed by amendment.

International (Bermuda), Ltd., a Bermuda corporation; Warburg, Pincus Asset Management International, Inc., a Delaware corporation; Warburg Pincus Asset Management (Japan), Inc., a Japanese corporation; and Warburg Pincus Asset Management (Dublin) Limited, an Irish corporation.


Item 25. Indemnification



            Registrant, and officers and directors of Warburg, Counsellors Securities, Inc., Registrant's distributor ("Counsellors Securities"), and Registrant are covered by insurance policies indemnifying them for liability incurred in connection with the operation of Registrant. Discussion of this coverage is incorporated by reference to Item 27 of Part C of the Trust's Registration Statement filed on March 17, 1995 (Securities Act File No. 33-58125).



Item 26. Business and Other Connections of Investment Adviser



            Warburg, a wholly owned subsidiary of Warburg, Pincus Asset Management Holdings, Inc., acts as investment adviser to Registrant. Warburg renders investment advice to a wide variety of individual and institutional clients. The list required by this Item 26 of officers and directors of Warburg, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Warburg (SEC File No. 801-07321).



            Abbott Capital Management, LLC ("Abbott") acts as sub-investment adviser for the Post-Venture Capital Portfolio. Abbott renders investment advice and provides full-service private equity programs to clients. The list required by this Item 26 of Officers and Directors of Abbott, together with information as to their other business, profession, vocation, or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Abbott (SEC File No. 801-27914).



Item 27. Principal Underwriter


            (a) Counsellors Securities will act as distributor for Registrant. Counsellors Securities currently acts as distributor for Warburg Pincus Balanced Fund; Warburg Pincus Capital Appreciation Fund; Warburg Pincus Cash Reserve Fund; Warburg Pincus Central & Eastern Europe Fund; Warburg Pincus Emerging Growth Fund; Warburg Pincus Emerging Markets Fund; Warburg Pincus Emerging Markets II Fund; Warburg Pincus European Equity Fund; Warburg Pincus Fixed Income Fund; Warburg Pincus Global Fixed Income Fund; Warburg Pincus Global Post-Venture Capital Fund; Warburg Pincus Global Telecommunications Fund; Warburg Pincus Growth & Income Fund; Warburg Pincus Health Sciences Fund;

Warburg Pincus High Yield Fund; Warburg Pincus Institutional Fund; Warburg Pincus Intermediate Maturity Government Fund; Warburg Pincus International Equity Fund; Warburg Pincus International Growth Fund; Warburg Pincus International Small Company Fund; Warburg Pincus Japan Growth Fund; Warburg Pincus Japan Small Company Fund; Warburg Pincus Long-Short Equity Fund; Warburg Pincus Long-Short Market Neutral Fund; Warburg Pincus Major Foreign Markets Fund; Warburg Pincus Municipal Bond Fund; Warburg Pincus New York Intermediate Municipal Fund; Warburg Pincus New York Tax Exempt Fund; Warburg Pincus Post-Venture Capital Fund; Warburg Pincus Select Economic Value Equity Fund; Warburg Pincus Small Company Growth Fund; Warburg Pincus Small Company Value Fund; Warburg Pincus Strategic Global Fixed Income Fund; Warburg Pincus Strategic Value Fund; Warburg Pincus Trust II; Warburg Pincus U.S. Core Equity Fund; Warburg Pincus U.S. Core Fixed Income Fund; Warburg Pincus WorldPerks Money Market Fund; and Warburg Pincus WorldPerks Tax Free Money Market Fund.

            (b) For information relating to each director and officer of Counsellors Securities, reference is made to Form BD (SEC File No. 15-654) filed by Counsellors Securities under the Securities Exchange Act of 1934.

            (c) None.


Item 28. Location of Accounts and Records


            (1)   Warburg, Pincus Trust
                  335 Madison Avenue
                  New York, New York  10017
                  (Trust's Declaration of Trust, by-laws and minute books)

            (2)   Counsellors Funds Service, Inc.
                  335 Madison Avenue
                  New York, New York  10017
                  (records relating to its functions as co-administrator)

            (3)   PFPC Inc.
                  400 Bellevue Parkway
                  Wilmington, Delaware  19809
                  (records relating to its functions as co-administrator)

            (4)   Counsellors Securities Inc.
                  335 Madison Avenue
                  New York, New York  10017
                  (records relating to its functions as distributor)

            (5)   Warburg Pincus Asset Management, Inc.
                  466 Lexington Avenue
                  New York, New York 10017-3147
                  (records relating to its functions as investment adviser)

            (6)   State Street Bank and Trust Company
                  225 Franklin Street
                  Boston, Massachusetts  02110
                  (records relating to its functions as custodian, shareholder servicing agent, transfer agent and dividend disbursing agent)


            (7)   PNC Bank, National Association
                  Mutual Fund Custody Services
                  200 Stevens Drive
                  Suite 440
                  Lester, Pennsylvania 19113
                  (records relating to its functions as custodian)


            (8)   Boston Financial Data Services, Inc.
                  2 Heritage Drive
                  North Quincy, Massachusetts 02171
                  (records relating to its functions as shareholder servicing agent, transfer agent and dividend disbursing agent)


Item 29. Management Services


            Not applicable.


Item 30. Undertakings



            Not applicable.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the day of February, 1999.



                                    WARBURG, PINCUS TRUST

                                    By: /s/ Eugene L. Podsiadlo
                                        --------------------------------
                                        Eugene L. Podsiadlo
                                        President

      Pursuant to the requirements of the Securities Act, this Amendment has been signed below by the following persons in the capacities and on the date indicated:


Signature                            Title                     Date
---------                            -----                     ----
/s/ John L. Furth                    Chairman of the Board     February 17, 1999
    John L. Furth                    of Trustees

/s/ Eugene L. Podsiadlo              President                 February 17, 1999
    Eugene L. Podsiadlo

/s/ Howard Conroy                    Vice President and        February 17, 1999
    Howard Conroy                    Chief Financial Officer

/s/ Daniel S. Madden                 Treasurer and Chief       February 17, 1999
    Daniel S. Madden                 Accounting Officer

/s/ Richard N. Cooper                Trustee                   February 17, 1999
    Richard N. Cooper

/s/ Jack W. Fritz                    Trustee                   February 17, 1999
    Jack W. Fritz

/s/ Jeffrey E. Garten                Trustee                   February 17, 1999
    Jeffrey E. Garten

/s/ Thomas A. Melfe                  Trustee                   February 17, 1999
    Thomas A. Melfe

/s/ Arnold M. Reichman               Trustee                   February 17, 1999
    Arnold M. Reichman

/s/ Alexander B. Trowbridge          Trustee                   February 17, 1999
    Alexander B. Trowbridge